As filed with the Securities and Exchange Commission on February 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.2%
	Aerospace/Aircraft - 2.1%
94,700	Precision Castparts Corp.	$13,134,890
	Beverage - 6.9%
406,800	The Coca-Cola Co.	24,965,316
232,600	PepsiCo, Inc.	17,654,340
		42,619,656
	Chemicals - Fertilizers - 3.2%
137,800	Potash Corporation of Saskatchewan Inc.+	19,837,688
	Chemicals - Specialty - 2.4%
168,300	Praxair, Inc.	14,929,893
	Computer Hardware - 4.6%
560,800	Hewlett-Packard Co.	28,309,184
	Computer - Semiconductors - 3.2%
740,300	Intel Corp.	19,736,398
	Computer Software & Services - 6.1%
798,300	Microsoft Corp.	28,419,480
408,000	Oracle Corp.*	9,212,640
		37,632,120
	Conglomerates - 6.7%
280,100	Honeywell International Inc.	17,245,757
310,400	United Technologies Corp.	23,758,016
		41,003,773
	Consumer Goods & Services - 2.5%
208,400	The Procter & Gamble Co.	15,300,728
	Defense - 9.2%
198,000	General Dynamics Corp.	17,620,020
214,400	Lockheed Martin Corp.	22,567,744
221,700	Rockwell Collins, Inc.	15,955,749
		56,143,513
	Drugs - Generic - 3.0%
392,800	Teva Pharmaceutical Industries Ltd. - ADR	18,257,344
	Energy/Oil Service - 5.5%
97,000	National-Oilwell Varco Inc.*	7,125,620
149,700	Schlumberger Ltd.	14,725,989
82,133	Transocean Inc.*	11,757,339
		33,608,948
	Food - 0.1%
9,400	Archer-Daniels-Midland Co.	436,442
	Health Care Benefits - 3.5%
376,300	Aetna Inc.	21,723,799
	Health Care Products - 3.4%
316,400	Johnson & Johnson	21,103,880
	Health Care Services - 4.8%
267,100	Express Scripts, Inc.*	19,498,300
95,400	Medco Health Solutions, Inc.*	9,673,560
		29,171,860
	Household Products - 1.5%
118,600	Colgate-Palmolive Co.	9,246,056
	Machinery - 6.5%
115,000	Danaher Corp.	10,090,100
321,600	Deere & Co.	29,947,392
		40,037,492
	Medical Products - 5.3%
337,600	Baxter International, Inc.	19,597,680
170,600	Stryker Corp.	12,747,232
		32,344,912
	Medical Supplies - 1.5%
112,100	Becton, Dickinson and Co.	9,369,318
	Restaurants - 4.5%
470,000	McDonald's Corp.	27,687,700
	Retail - Drug Stores - 1.8%
270,100	CVS/Caremark Corp.	10,736,475
	Telecommunication Equipment - 4.2%
668,904	Nokia Corp. - ADS	25,679,225
	Wireless Telecommunication - 3.7%
220,800	Mobile TeleSystems - ADR	22,475,232
	TOTAL COMMON STOCKS (Cost $489,484,600)	590,526,526

	SHORT-TERM INVESTMENTS - 3.9%
23,911,491	Federated Treasury Cash Series II Fund	23,911,491
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,911,491)	23,911,491
	Total Investments in Securities (Cost $513,396,091) - 100.1%	614,438,017
	Other Liabilities in Excess of Assets - (0.1%)	(586,137)
	NET ASSETS - 100.0%	$613,851,880

ADR - American Depositary Receipt
ADS - American Depositary Share
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2007 was as follows**:

Cost of investments	$514,130,770
Gross unrealized appreciation	$103,784,116
Gross unrealized depreciation	(3,476,869)
Net unrealized appreciation	$100,307,247

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Aerospace/Aircraft - 2.9%
6,700	Precision Castparts Corp.	$929,290
	Biotechnology - 1.5%
7,200	Techne Corp.*	475,560
	Chemicals - Specialty - 6.5%
19,500	Airgas, Inc.	1,016,145
19,600	Sigma-Aldrich Corp.	1,070,160
		2,086,305
	Computer Software & Services - 8.6%
22,500	Autodesk, Inc.*	1,119,600
14,900	Citrix Systems, Inc.*	566,349
15,300	MICROS Systems, Inc.*	1,073,448
		2,759,397
	Computer - Storage - 3.1%
32,900	Western Digital Corp.*	993,909
	Conglomerates - 3.7%
17,800	ITT Corp.	1,175,512
	Defense - 5.6%
5,300	Alliant Techsystems Inc.*	602,928
16,500	Rockwell Collins, Inc.	1,187,505
		1,790,433
	Educational Services - 1.1%
4,100	ITT Educational Services, Inc.*	349,607
	Electrical Equipment - 3.0%
20,700	Ametek, Inc.	969,588
	Electronics - 1.7%
18,100	Trimble Navigation Ltd.*	547,344
	Energy/Oil & Gas Drilling - 3.8%
8,600	Diamond Offshore Drilling, Inc.	1,221,200
	Energy/Oil & Gas Exploration & Production - 2.3%
14,200	Range Resources Corp.	729,312
	Energy/Oil Service - 5.0%
22,400	Cameron International Corp.*	1,078,112
4,200	Core Laboratories N.V.*+	523,824
		1,601,936
	Engineering/Construction - 4.1%
13,800	Jacobs Engineering Group Inc.*	1,319,418
	Food - 1.4%
19,600	Flowers Food, Inc.	458,836
	Health Care Services - 11.0%
7,700	Amedisys, Inc.*	373,604
7,300	Covance Inc.*	632,326
17,300	Express Scripts, Inc.*	1,262,900
6,600	ICON plc - ADR*	408,276
18,500	VCA Antech, Inc.*	818,255
		3,495,361
	Household Products - 1.7%
10,100	Church & Dwight Co., Inc.	546,107
	Internet Retail - 3.4%
9,300	Priceline.com, Inc.*	1,068,198
	Medical Products - 1.2%
5,300	Millipore Corp.*	387,854
	Medical Supplies - 1.6%
5,200	C. R. Bard, Inc.	492,960
	Metal - 1.5%
13,500	AMCOL International Corp.	486,405
	Retail - Drug Stores - 2.0%
13,500	Longs Drug Stores Corp.	634,500
	Retail - Specialty - 5.6%
24,100	Dick's Sporting Goods, Inc.*	669,016
18,000	GameStop Corp. - Class A*	1,117,980
		1,786,996
	Service Companies - 5.1%
7,900	Huron Consulting Group Inc.*	636,977
16,600	Stericycle, Inc.*	986,040
		1,623,017
	Shipping - 2.0%
13,800	Kirby Corp.*	641,424
	Telecommunication Equipment - 3.1%
15,800	Harris Corp.	990,344
	Utilities - Electric/Gas - 4.8%
14,600	Energen Corp.	937,758
11,000	Questar Corp.	595,100
		1,532,858
	TOTAL COMMON STOCKS (Cost $25,016,924)	31,093,671

	SHORT-TERM INVESTMENTS - 2.8%
898,734	Federated Treasury Cash Series II Fund	898,734
	TOTAL SHORT-TERM INVESTMENTS (Cost $898,734)	898,734
	Total Investments in Securities (Cost $25,915,658) - 100.1%	31,992,405
	Other Liabilities in Excess of Assets - (0.1%)	(26,087)
	NET ASSETS - 100.0%	$31,966,318

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at December 31, 2007 was as follows**:

Cost of investments	$25,915,658
Gross unrealized appreciation	$6,376,666
Gross unrealized depreciation	(299,919)
Net unrealized appreciation	$6,076,747

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/20/08

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   2/20/08

* Print the name and title of each signing officer under his or her signature.